SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Revenue from Customers) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2013 Customer A [Member]	Dec. 31, 2012 Customer A [Member]	Dec. 31, 2011 Customer A [Member]	Dec. 31, 2013 Customer B [Member]	Dec. 31, 2012 Customer B [Member]	Dec. 31, 2011 Customer B [Member]	Dec. 31, 2013 Customer C [Member]	Dec. 31, 2012 Customer C [Member]	Dec. 31, 2011 Customer C [Member]	Dec. 31, 2013 Customer D [Member]	Dec. 31, 2012 Customer D [Member]	Dec. 31, 2011 Customer D [Member]	Dec. 31, 2013 Customer E [Member]	Dec. 31, 2012 Customer E [Member]	Dec. 31, 2011 Customer E [Member]
Revenue, Major Customer [Line Items]
Revenue from related parties	$ 24	$ 1,384	$ 2,835	$ 2,584	$ 2,313	$ 1,498	$ 1,061		$ 224	$ 2,622	$ 978	$ 1,152	$ 3,601	$ 1,418	$ 2,869	$ 2,905